Other financial assets, current	12 Months Ended
Mar. 31, 2018
Other financial assets, current
Other financial assets, current

27. Other financial assets, current

	March 31,
	2017	2018
Interest accrued on term deposits	37,051	6,883
Interest accrued on advances to related parties (refer to note 42)	—	70
Security deposits	26,589	40,814

Total	63,640	47,767

        Security deposit represents fair value of amount paid to landlord for the lease premises. As on March 31, 2018, remaining tenure for security deposits ranges from 1 to 6 years.

        In the statement of cash flows, interest reinvested on term deposits INR 98,472 (March 31, 2017: 82,603) has been adjusted against interest received under investing activities.